Lease (Tables)	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Lease Expense	The component of lease expense was as follows:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Operating lease cost	$325,651	$402,063	$388,807	$49,794

Schedule of Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	As of June 30,
	2023	2023	2024
	HKD	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$755,870	$353,807	$-	$-

Current operating lease obligation	$384,985	$370,181	$-	$-
Noncurrent operating lease obligation	370,181	-	-	-
Total operating lease obligation	$755,166	$370,181	$-	$-
Weighted average remaining lease term (in years):
Operating lease	1.9	0.93	-
Weighted average discount rate:
Operating lease	5.0%	5.0%	-%

Schedule of Minimum Lease Payment Operating Lease	The Company’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2024 was as follows:
Years ending June 30,	Amount (HKD)	Amount (US$)
2025	$385,000	$49,307